Operating segments	6 Months Ended
Jun. 30, 2018
Disclosure of operating segments [Abstract]
Operating Segments

5. OPERATING SEGMENTS

In evaluating the results of the Group and allocating resources, the Group’s Chief Operation Decision Maker (“CODM”) utilizes the information per type of customers. This financial information of the segments is regularly reviewed by the CODM to make decisions about resources to be allocated to each segment and evaluate its performance.

(1)	Segment by type of customers

The Group’s reporting segments comprise the following customers: consumer banking, corporate banking, investment banking, capital market, credit card market and headquarters and others. The reportable segments are classified based on the target customers for whom the service is being provided.

•	Consumer banking: Loans/deposits and financial services for retail and individual consumers, etc.
•	Corporate banking: Loans/deposits and export/import, financial services for corporations, etc.
•	Investment banking: Domestic/foreign investment, structured finance, M&A, equity & fund investment related business, venture advisory related tasks, real estate SOC development practices, etc.
•	Capital market: Fund management, investment in securities and derivatives, etc.
•	Credit card: Credit card, cash service and card loan, etc.
•	Headquarter and others: Segments that do not belong to above operating segments

The details of operating income by each segment are as follows (Unit: Korean Won in millions):

	For the six months ended June 30, 2018
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit cards	Headquarters and others	Subtotal	Adjustments	Total
Net Interest income
Interest income	1,703,521	1,638,747	74,670	5,687	323,443	747,596	4,493,664	149,752	4,643,416
Interest expense	(499,830)	(994,523)	(92)	—	(75,716)	(458,733)	(2,028,894)	149,952	(1,878,942)
Inter-segment	(274,405)	323,139	(77,656)	10,259	—	18,663	—	—	—

	929,286	967,363	(3,078)	15,946	247,727	307,526	2,464,770	299,704	2,764,474

Net non-interest income
Non-interest income	405,145	432,262	137,031	4,765,167	605,165	516,766	6,861,536	(236,269)	6,625,267
Non-interest expense	(127,357)	(183,814)	(40,188)	(4,725,584)	(562,210)	(218,710)	(5,857,863)	(182,141)	(6,040,004)
Inter-segment	78,522	36,407	—	—	—	(114,929)	—	—	—

	356,310	284,855	96,843	39,583	42,955	183,127	1,003,673	(418,410)	585,263

Other income (expense) Administrative expense	(875,328)	(403,216)	(5,689)	(7,852)	(83,575)	(327,244)	(1,702,904)	135,566	(1,567,338)
Reversal of allowance for credit loss and impairment losses due to credit loss	(53,008)	109,283	52,244	(3,268)	(113,960)	62,729	54,020	(28,704)	25,316

	(928,336)	(293,933)	46,555	(11,120)	(197,535)	(264,515)	(1,648,884)	106,862	(1,542,022)

Operating income (expenses)	357,260	958,285	140,320	44,409	93,147	226,138	1,819,559	(11,844)	1,807,715
Non-operating income (expenses)	(9,889)	671	17,411	—	(2,988)	17,615	22,820	(29,003)	(6,183)
Net income before income tax expense	347,371	958,956	157,731	44,409	90,159	243,753	1,842,379	(40,847)	1,801,532
Income tax expense	(95,528)	(260,186)	(43,377)	(12,212)	(22,541)	(52,320)	(486,164)	948	(485,216)

Net income	251,843	698,770	114,354	32,197	67,618	191,433	1,356,215	(39,899)	1,316,316

	For the six months ended June 30, 2017
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit cards	Headquarters and others	Subtotal	Adjustments	Total
Net Interest income
Interest income	1,539,729	1,456,198	72,232	8,938	288,648	668,644	4,034,389	155,195	4,189,584
Interest expense	(480,814)	(818,422)	(126)	—	(65,600)	(411,449)	(1,776,411)	137,147	(1,639,264)
Inter-segment	(248,116)	229,029	(66,693)	8,324	—	77,456	—	—	—

	810,799	866,805	5,413	17,262	223,048	334,651	2,257,978	292,342	2,550,320

Net non-interest income
Non-interest income	424,214	333,646	212,107	4,991,598	566,107	1,129,696	7,657,368	(126,727)	7,530,641
Non-interest expense	(146,630)	(82,261)	(121,238)	(4,968,840)	(520,469)	(862,571)	(6,702,009)	(240,504)	(6,942,513)
Inter-segment	45,402	29,680	—	—	—	(75,082)	—	—	—

	322,986	281,065	90,869	22,758	45,638	192,043	955,359	(367,231)	588,128

	For the six months ended June 30, 2017
	Consumer banking	Corporate banking	Investment banking	Capital market	Credit cards	Headquarters and others	Subtotal	Adjustments	Total
Other income (expense)
General and administrative expense	(869,732)	(402,661)	(5,696)	(7,721)	(77,909)	(298,578)	(1,662,297)	123,870	(1,538,427)
Reversal of allowance for credit loss and impairment losses due to credit loss	(45,964)	(128,685)	31,311	22,135	(106,698)	152,836	(75,065)	(40,728)	(115,793)

	(915,696)	(531,346)	25,615	14,414	(184,607)	(145,742)	(1,737,362)	83,142	(1,654,220)

Operating income	218,089	616,524	121,897	54,434	84,079	380,952	1,475,975	8,253	1,484,228
Non-operating income (expense)	8,862	(3,122)	22,581	—	(2,399)	(26,180)	(258)	(54,022)	(54,280)

Net income before income tax expense	226,951	613,402	144,478	54,434	81,680	354,772	1,475,717	(45,769)	1,429,948
Income tax expense	(54,923)	(139,138)	(34,964)	(13,173)	(19,816)	(50,841)	(312,855)	(8,078)	(320,933)

Net income	172,028	474,264	109,514	41,261	61,864	303,931	1,162,862	(53,847)	1,109,015

(2)	Information on products and services

The products of the Group are classified as interest-bearing products such as loans, deposits and debt securities and non-interest bearing products such as loan commitment, credit commitment, equity securities, and credit card service. This classification of products has been reflected in the segment information presenting interest income and non-interest income.

(3)	Information on geographical areas

Among the Group’s revenue (interest income and non-interest income) from services, revenue from the domestic customers for the six months ended June 30, 2018 and 2017 amounted to 10,626,155 million Won and 11,185,991 million Won, respectively, and revenue from the foreign customers amounted to 642,528 million Won and 534,234 million Won, respectively. Among the Group’s non-current assets (investments in joint ventures and associates, investment properties, premises and equipment and intangible assets), non-current assets attributed to domestic subsidiaries as of June 30, 2018 and December 31, 2017 are 3,664,521 million Won and 3,550,764 million Won, respectively, and foreign subsidiaries are 233,864 million Won and 233,732 million Won, respectively.